GOODWILL, CORE DEPOSIT INTANGIBLE AND OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended							12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core deposit premiums	Dec. 31, 2011 Core deposit premiums	Dec. 31, 2012 Other intangibles	Dec. 31, 2011 Other intangibles	Dec. 31, 2008 Customer list item
Intangible assets (excluding goodwill)
Gross carrying amount					$ 4,084	$ 4,084		$ 3,438	$ 3,438	$ 646	$ 646
Accumulated amortization					(3,924)	(3,719)
Net	32		32		160	365
Amortization of the intangibles	32	51	128	153	204	517	621
Scheduled amortization of the intangibles
2013					160
Net	32		32		160	365
Number of financial advisory firms acquired												2
Intangible asset acquired												$ 646
Period over which intangible asset is being amortized on a straight line basis					7 years							5 years